Document and Entity Information	Oct. 30, 2025
Prospectus Line Items
Document Type	497
Document Period End Date	Oct. 30, 2025
Entity Central Index Key	0000354046
Amendment Flag	false
Registrant Name	Fidelity Charles Street Trust
Entity Investment Company Type	N-1A